Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 231.91	$ 135.85	$ 157.36
Grant date fair value per share	$ 46.27	$ 22.74	$ 29.46
Number of options granted	330,550	505,775	422,750
Expected term (years)	4 years	4 years	4 years
Risk free rate of return	1.86%	1.09%	1.57%
Volatility	22.80%	21.10%	22.20%
Dividend yield	0.50%	0.80%	0.60%
Forfeiture rate